Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Summary of Related Party Transactions
a.

The Company charters two vessels to Teekay. In addition, Teekay and its wholly-owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions – Pooling Agreements” in our Annual Report on Form 20-F for the year ended December 31, 2013. Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
	$	$	$	$
Time-charter revenues (i)	3,671	3,671	7,302	7,302
Pool management fees and commissions (ii)	1,093	967	2,311	1,997
Commercial management fees (iii)	326	264	579	570
Vessel operating expenses - crew training	329	268	679	666
Vessel operating expenses - technical management fee (iv)	1,443	1,412	2,841	2,859
Strategic and administrative service fees	2,466	2,717	5,152	5,446

(i)	The Company charters-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in October of 2014.
(ii)	The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses.